Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	May 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
LKCM Small Cap Equity Fund
Account Value [Line Items]
Line Graph and Table Measure Name	LKCM Small Cap Equity Fund
Account Value	$ 23,763	$ 20,584	$ 16,794	$ 21,561	$ 18,832	$ 13,971		$ 11,387	$ 12,075	$ 10,317	$ 9,442	$ 10,000
LKCM Small-Mid Cap Equity Fund
Account Value [Line Items]
Line Graph and Table Measure Name	LKCM Small-Mid Cap Equity Fund
Account Value	$ 25,240	21,826	17,355	22,285	19,315	14,783		11,281	12,382	9,975	9,859	10,000
LKCM Equity Fund
Account Value [Line Items]
Line Graph and Table Measure Name	LKCM Equity Fund
Account Value	$ 26,992	23,587	20,939	24,762	20,218	16,461		12,677	13,107	10,771	9,646	10,000
LKCM Balanced Fund
Account Value [Line Items]
Line Graph and Table Measure Name	LKCM Balanced Fund
Account Value	$ 20,755	18,700	16,871	19,581	17,175	14,898		12,226	12,495	11,070	10,091	10,000
LKCM Fixed Income Fund
Account Value [Line Items]
Line Graph and Table Measure Name	LKCM Fixed Income Fund
Account Value	$ 11,864	11,512	10,965	11,619	11,801	11,316		10,605	10,577	10,355	9,973	10,000
LKCM International Equity Fund
Account Value [Line Items]
Line Graph and Table Measure Name	LKCM International Equity Fund
Account Value	$ 14,236	13,580	11,698	14,716	12,472	10,897	$ 10,000
LKCM Aquinas Catholic Equity Fund
Account Value [Line Items]
Line Graph and Table Measure Name	LKCM Aquinas Catholic Equity Fund
Account Value	$ 25,461	22,459	19,688	24,059	19,195	15,445		11,776	12,794	10,592	9,672	10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035		13,002	13,721	11,327	10,048	10,000
Russell 2000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Account Value	$ 21,223	19,028	16,273	20,453	17,813	14,849		11,830	13,294	11,595	9,559	10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035		13,002	13,721	11,327	10,048	10,000
Russell 2500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500® Index
Account Value	$ 23,347	20,846	17,753	21,748	18,402	15,336		12,003	13,337	11,418	9,710	10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386		13,223	13,829	11,351	10,138	10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386		13,223	13,829	11,351	10,138	10,000
Bloomberg Intermediate Government/Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate Government/Credit Bond Index
Account Value	$ 11,847	11,502	10,929	11,910	12,084	11,353		10,630	10,538	10,317	10,107	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620		10,688	10,687	10,321	10,055	10,000
Bloomberg Intermediate Government/Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate Government/Credit Bond Index
Account Value	$ 11,847	11,502	10,929	11,910	12,084	11,353		10,630	10,538	10,317	10,107	10,000
MSCI/EAFE® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI/EAFE® Index
Account Value	$ 13,937	13,356	11,238	13,069	11,692	10,798	$ 10,000
S&P 500® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 34,254	$ 27,399	$ 21,696	$ 26,494	$ 20,585	$ 17,386		$ 13,223	$ 13,829	$ 11,351	$ 10,138	$ 10,000